CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 390,396	$ 538,785
Accounts receivable, net of allowance for credit losses	1,367,255	1,401,989
Unbilled revenue	1,244,560	1,286,274
Other receivables	80,637	79,487
Prepayments and other current assets	143,263	140,435
Income taxes receivable	83,292	83,523
Total current assets	3,309,403	3,530,493
Non-current assets:
Property, plant and equipment, net	377,979	382,879
Goodwill	9,092,410	9,051,410
Intangible assets, net	3,443,096	3,559,792
Operating right-of-use assets	140,352	147,602
Other receivables	85,032	72,796
Deferred tax asset	86,275	74,758
Investments in equity	67,743	57,948
Total Assets	16,602,290	16,877,678
Current liabilities:
Accounts payable	94,503	173,025
Unearned revenue	1,514,442	1,614,758
Other liabilities	898,909	923,603
Income taxes payable	19,347	55,258
Current bank credit lines, loan facilities and notes	29,762	29,762
Total current liabilities	2,556,963	2,796,406
Non-current liabilities:
Non-current bank credit lines, loan facilities and notes, net	3,384,488	3,396,398
Lease liabilities	132,713	140,085
Non-current other liabilities	97,057	83,470
Non-current income taxes payable	100,916	125,834
Deferred tax liability	775,066	812,486
Commitments and contingencies	0	0
Total Liabilities	7,047,203	7,354,679
Shareholders' Equity:
Ordinary shares, issued and outstanding	6,390	6,586
Additional paid-in capital	7,054,324	7,020,231
Other undenominated capital	1,506	1,304
Accumulated other comprehensive loss	(68,763)	(229,929)
Retained earnings	2,561,630	2,724,807
Total Shareholders' Equity	9,555,087	9,522,999
Total Liabilities and Shareholders' Equity	$ 16,602,290	$ 16,877,678